Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares
Amount Registered | shares	6,943,848
Proposed Maximum Offering Price per Unit	5.98
Maximum Aggregate Offering Price	$ 41,524,211.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,734.50
Offering Note	American depositary shares (“ADSs”) issuable upon deposit of the ordinary shares registered hereby are registered under a separate registration statement on Form F-6 (Registration No. 333-272864). Each ADS represents five ordinary shares. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents ordinary shares represented by ADSs registered for resale on this registration statement by the selling shareholders named in this registration statement or their permitted transferees.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based on the average of the high and low prices of the ADSs as reported on November 21, 2025, which was approximately $5.98 per ADS.